Purdue Collaboration	9 Months Ended
Sep. 30, 2017
Research and Development [Abstract]
Purdue Collaboration
Purdue Collaboration
On December 2, 2016, the Company entered into a research collaboration, option and license agreement with Purdue and referred to herein as the “Purdue Collaboration.” Purdue has the option to obtain from us the full worldwide development and commercial rights to AST-005 (the Company’s lead therapeutic candidate that targets tumor necrosis factor), an option to obtain three additional collaboration targets and a further option to obtain from us the full worldwide development and commercial rights to any therapeutic candidates developed targeting the three additional collaboration targets. Additionally, Purdue has rights of first offer to some potential collaboration targets. These rights of first offer are subject to limitations in time and scope. In connection with the Purdue Collaboration, the Company received a non-refundable development fee of $10,000. In addition, the Company is eligible to receive up to $776,500 upon successful completion of certain research, regulatory and commercial sales milestones. The research milestones are payable upon target identification and IND-enabling pre-clinical development, per program, with an aggregate total of up to $16,500. The regulatory milestones are payable upon the initiation or completion of clinical trials, and regulatory approval in the United States and outside the United States, per program, with an aggregate total of up to $410,000. The commercial sales milestones are payable upon achievement of specified aggregate product sales thresholds and total up to $350,000. In the event a therapeutic candidate subject to the collaboration results in commercial sales, the Company is eligible to receive royalties ranging from the low single digits to a maximum of 10% on future net sales of such commercialized therapeutic candidates. Additionally, Purdue had an obligation to invest in a qualified equity financing of the Company if such financing was completed before June 2, 2017. The Company did not complete such qualified equity financing before June 2, 2017.
In accordance with ASC 605-25, the Company identified the following deliverables at the inception of the Purdue Collaboration agreement: (1) exclusive rights to the TNF-α target, (2) the obligation to participate in a joint research committee, (3) the provision of research and development activities based on a prescribed full-time employee rate per year, (4) a non-voting board of director observer role, (5) Purdue’s right to participate in a future qualified equity financing of the Company if such financing occurs prior to June 2, 2017 or the pricing of the initial public offering of shares of the Company’s common stock, (6) the option for an exclusive development and commercialization license to AST-005 or a TNF-α development candidate other than AST-005, (7) the option to select and develop three additional collaboration targets, and (8) the option for an exclusive development and commercialization license to any developed therapeutic candidate targeting the three additional collaboration targets. The Company determined that deliverables (2), (4), (5), and (6) do not have stand-alone value to Purdue, and accordingly, deliverables (2), (4), (5) and (6) were combined with deliverables (1) and (3) as a single unit of accounting. The Company concluded that, at the inception of the agreement, deliverables (7) and (8) are substantive options and do not contain a significant or incremental discount; as a result, no portion of the upfront $10,000 is allocated to deliverables (7) and (8).
The upfront payment of $10,000 was allocated to the single unit of accounting consisting of deliverables (1), (2), (3), (4), (5), and (6) above and was recorded as deferred revenue and is being recognized on a ratable basis over the estimated performance period of the relevant research and development activities of 14.5 months.
The Purdue Collaboration agreement includes contingent payments related to specified research, development and regulatory milestones and sales-based milestones. Each contingent and milestone payment is evaluated to determine whether it is substantive and at risk to both parties. The Company recognizes any payment that is contingent upon the achievement of a substantive milestone entirely in the period in which the milestone is achieved. Any payments that are contingent upon achievement of a non-substantive milestone are recognized as revenue prospectively, when such payments become due and collectible, over the remaining expected performance period under the arrangement, which is generally the remaining period over which the research and development services are expected to be provided. To date, the Company has not recognized any contingent payments in connection with the Purdue Collaboration as revenue.
During the three months ended September 30, 2017, the Company recognized collaboration revenue of $2,497, which included $428 of research and development activities that will be reimbursed by Purdue and is presented on a gross basis in the accompanying statement of operations. During the nine months ended September 30, 2017, the Company recognized collaboration revenue of $7,624, which included $1,417 of research and development activities that will be reimbursed by Purdue and is presented on a gross basis in the accompanying statement of operations. As of September 30, 2017 and December 31, 2016, deferred revenue relating to the Purdue Collaboration was $3,103 and $9,310, respectively, of which $3,103 and $8,276, respectively, is classified as current portion of deferred revenue in the accompanying balance sheet.